Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessels, Net [Abstract]
Vessels Cost, Beginning Balance	$ 33,513	$ 88,078	$ 105,008
Vessels Cost, Depreciation
Vessels Cost, Disposal of vessels	(18,915)	(42,674)	(29,180)
Vessels Cost, Leased vessels	(7,000)	7,000	12,250
Vessels cost, Vessel impairment charge	(4,286)	(18,891)
Vessels Cost, Ending Balance	3,312	33,513	88,078
Accumulated Depreciation, Beginning Balance	(16,208)	(25,768)	(33,174)
Accumulated Depreciation, Depreciation	(1,939)	(3,585)	(4,896)
Accumulated Depreciation, Disposal of vessels	16,956	13,145	12,726
Accumulated Depreciation, Leased vessels			(424)
Accumulated Depreciation, Vessel impairment charge
Accumulated Depreciation, Ending Balance	(1,191)	(16,208)	(25,768)
Net Book Value, Beginning Balance	10,305	62,310	71,834
Net Book Value, Depreciation	(1,939)	(3,585)	(4,896)
Net Book Value, Disposal of vessels	(1,959)	(29,529)	(16,454)
Net Book Value, Leased vessels		7,000	11,826
Net Book Value, Vessel impairment charge	(4,286)	(18,891)
Net Book Value, Ending Balance	$ 2,122	$ 10,305	$ 62,310